Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: January 10, 2025

Payment Date	1/15/2025
Collection Period Start	12/1/2024
Collection Period End	12/31/2024
Interest Period Start	12/16/2024
Interest Period End	1/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$125,195,949.37	$34,210,839.61	$90,985,109.76	0.454926	Dec-25
Class A-2a Notes	$314,800,000.00	$—	$314,800,000.00	1.000000	Oct-27
Class A-2b Notes	$78,800,000.00	$—	$78,800,000.00	1.000000	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$1,010,385,949.37	$34,210,839.61	$976,175,109.76

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,042,052,122.57	$1,006,873,019.68	0.902115
YSOC Amount	$28,953,183.22	$27,984,919.94
Adjusted Pool Balance	$1,013,098,939.35	$978,888,099.74
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$125,195,949.37	4.62200%	ACT/360	$482,213.06
Class A-2a Notes	$314,800,000.00	4.61000%	30/360	$1,209,356.67
Class A-2b Notes	$78,800,000.00	4.91757%	ACT/360	$322,920.43
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$1,010,385,949.37			$3,923,307.57

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,042,052,122.57	$1,006,873,019.68
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,013,098,939.35	$978,888,099.74
Number of Receivables Outstanding	47,904	47,065
Weighted Average Contract Rate	7.55%	7.55%
Weighted Average Remaining Term (months)	54.4	53.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,450,484.40
Principal Collections	$34,991,351.03
Liquidation Proceeds	$45,872.73
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,487,708.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,487,708.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$868,376.77	$868,376.77	$—	$—	$40,619,331.39
Interest - Class A-1 Notes	$482,213.06	$482,213.06	$—	$—	$40,137,118.33
Interest - Class A-2a Notes	$1,209,356.67	$1,209,356.67	$—	$—	$38,927,761.66
Interest - Class A-2b Notes	$322,920.43	$322,920.43	$—	$—	$38,604,841.23
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$37,089,481.23
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$36,835,355.90
First Allocation of Principal	$—	$—	$—	$—	$36,835,355.90
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$36,791,142.15
Second Allocation of Principal	$9,797,849.63	$9,797,849.63	$—	$—	$26,993,292.52
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,947,270.44
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$16,097,270.44
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$16,048,174.19
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$5,198,174.19
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,198,174.19
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,485,184.21
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,485,184.21
Remaining Funds to Certificates	$2,485,184.21	$2,485,184.21	$—	$—	$—
Total	$41,487,708.16	$41,487,708.16	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$28,953,183.22
Increase/(Decrease)	$(968,263.28)
Ending YSOC Amount	$27,984,919.94

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,013,098,939.35	$978,888,099.74
Note Balance	$1,010,385,949.37	$976,175,109.76
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	26	$187,751.86
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	30	$45,872.73
Monthly Net Losses (Liquidation Proceeds)			$141,879.13
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.22%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$340,601.63
Cumulative Net Loss Ratio			0.03%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.06%	26	$641,983.42
60-89 Days Delinquent	0.01%	4	$122,208.82
90-119 Days Delinquent	0.00%	1	$28,040.01
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.08%	31	$792,232.25

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$25,141.51
Total Repossessed Inventory		2	$25,141.51

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		5	$150,248.83
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.01%
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.34	0.03%	15	0.03%